UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SALUDA GRADE MORTGAGE FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001831646

SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2025-LOC5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Brian Brennan, 646-974-8564

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SALUDA GRADE MORTGAGE FUNDING LLC

Date: September 23, 2025	By:	/s/ Brian Brennan
Name: Brian Brennan Title: Managing Director

EXHIBIT INDEX

Exhibit Number

99.1	AMC Diligence, LLC (“AMC”) Executive Summary

Schedule 1 - Data Compare Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Exception Grades Report

Schedule 4 - Valuation Summary Report

Schedule 5 - Supplemental Data Report

Schedule 6 - Supplemental Data Report (HELOC)

99.2	Clarifii LLC (“Clarifii”) Executive Summary

Schedule 1 - Rating Agency Grades Detail Report

Schedule 2 - Rating Agency Grades Summary Report

Schedule 3 - Data Compare Report

Schedule 4 - ATR QM Report

Schedule 5 - Valuation Report

Schedule 6 - Supplemental Data Extract

99.3	Consolidated Analytics, Inc. (“CA”) Executive Summary

Schedule 1 - Due Diligence Standard Report

Schedule 2 - Valuations Summary Report

Schedule 3 - Rating Agency Grades Summary Report

Schedule 4 - Data Compare Report

Schedule 5 - Supplemental Report

99.4	Digital Risk, LLC (“Digital Risk”) Executive Summary

Schedule 1 - Rating Agency Report

Schedule 2 - Data Integrity Report

Schedule 3 - Exceptions Report

Schedule 4 - Valuation Report

Schedule 5 - Subordinate Non-QM Supplemental

99.5	Maxwell Diligence Solutions, LLC (“Maxwell”) Executive Summary

Schedule 1 - Standard Exceptions Report

Schedule 2 - Grading Report

Schedule 3 - Valuation Report

Schedule 4 - Data Compare Summary Report

Schedule 5 - Data Compare Report

Schedule 6 - Supplemental Data Extract

99.6	Selene Diligence LLC (“Selene”) Narrative

Schedule 1 - Rating Agency Grades Summary Report

Schedule 2 - Standard Findings Report

Schedule 3 - Valuation Report

Schedule 4 - Supplemental Data Extract

Schedule 5 - Data Compare Report

99.7	Visionet Systems, Inc. (“VSI”) Executive Summary

Schedule 1 - Exceptions Report

Schedule 2 - Grading Report

Schedule 3 - Valuation Report

Schedule 4 - Data Integrity Summary